Goodwill Narrative (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) Y	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Goodwill
Currency translation	€ 178,000	€ (263,000)	€ 304,000
Impairment	1,175,000		€ 177,000
e-Prototypy
Goodwill
Currency translation	€ 57,000
Five year projection decrease | Y	5
Discount Rate post-tax	12.89%	12.72%	9.90%
Discount Rate pre-tax	14.89%
Perpetual growth rate	2.00%	2.00%	2.00%
Carrying value	€ 4,144,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
Orthoview
Goodwill
Currency translation	€ 93,000
Five year projection decrease | Y	5
Discount Rate post-tax	10.75%	10.27%	8.05%
Discount Rate pre-tax	13.69%
Perpetual growth rate	1.00%	1.00%	1.00%
Carrying value	€ 12,307,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
MAT NV SAM BE
Goodwill
Currency translation	€ 28,000
Five year projection decrease | Y	5
Discount Rate post-tax	9.91%	9.67%	7.40%
Discount Rate pre-tax	11.21%
Perpetual growth rate	5.00%	5.00%	5.00%
Carrying value	€ 41,158,000
Discount rate increase for sensitivity analysis	0.01%	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
CGU Engimplan
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	18.82%	19.84%	15.49%
Discount Rate pre-tax	21.26%
Perpetual growth rate	7.60%	8.50%	7.00%
Discount rate used in current estimate of value in use	4.10%
Perpetual growth	(0.01%)
Decreased value of perpetual growth rate	€ (401,000)
Carrying Value Of Cash Generating Unit			€ 9,214,000
CGU Engimplan | Acquired customers and technology [member]
Goodwill
Impairment loss			397,000
CGU Engimplan | IFRS Trademarks [Member]
Goodwill
Impairment loss			€ 121,000
CGU Engimplan | Printer 3D
Goodwill
Impairment	€ 139,000
ACTech
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	8.26%	8.04%	6.36%
Discount Rate pre-tax	11.33%
Perpetual growth rate	1.00%	1.00%	1.00%
Carrying value	€ 24,824,000
Discount rate increase for sensitivity analysis	0.01%
Perpetual growth rate decrease for sensitivity analysis	€ 0
CGU Materialise Motion
Goodwill
Five year projection decrease | Y	5
Discount Rate post-tax	9.91%	9.67%	7.40%
Discount Rate pre-tax	11.72%
Perpetual growth rate	3.00%	5.00%	1.00%
Impairment	€ 1,175,000
Perpetual growth	(0.03%)
Decreased value of perpetual growth rate	€ (1,629,000)
Carrying Value Of Cash Generating Unit	3,605,000
CGU Materialise Motion | Partnership agreement
Goodwill
Impairment loss	(853,000)
CGU Materialise Motion | Acquired customers and technology [member]
Goodwill
Impairment loss	(107,000)
CGU Materialise Motion | Developed technology and software under construction
Goodwill
Impairment loss	€ (1,437,000)